Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [Line Items]
Freight and custody expenses	₩ 1,414,940	₩ 1,336,969	₩ 1,342,009
Sales commissions	79,080	115,925	94,377
Total Selling expenses	369,245	1,557,277	1,553,686
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody expenses	184,675	1,336,969	1,342,009
Operating expenses for distribution center	10,614	10,503	10,315
Sales commissions	79,080	115,925	94,377
Sales advertising	4,821	3,800	5,117
Sales promotion	13,792	12,414	10,670
Sample	2,716	1,989	2,335
Sales insurance premium	37,251	36,546	31,379
Contract cost	16,992	23,061	49,480
Others	₩ 19,304	₩ 16,070	₩ 8,004